Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	InspireMD, Inc.
Entity Central Index Key	0001433607
Document Type	S-1
Trading Symbol	NSPR
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company